SUBSEQUENT EVENTS - Narratives (Details)	3 Months Ended	12 Months Ended
	Jun. 29, 2023 CAD ($) lease	Mar. 31, 2023 CAD ($) lease	May 31, 2023 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Settlement of liabilities by entity on behalf of related party, related party transactions		$ 589,777
Number of Lease Contracts Relieved from Guarantee | lease		3
Number of Lease Contracts Guaranteed | lease		11
MPM
Disclosure of detailed information about business combination [line items]
Share price | $ / shares			$ 1.12
Cash threshold			$ 8,000,000
Settlement of liabilities by entity on behalf of related party, related party transactions	$ 2,582,440
Number of Lease Contracts Relieved from Guarantee | lease	6
Number of Lease Contracts Guaranteed | lease	8
Remaining gross lease liability	$ 5,746,967
Allowance account for losses of leases		$ 785,470